1933 Act File No. 2-49591
                                                   1940 Act File No. 811-2430

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                 ------

     Pre-Effective Amendment No.         ........................

     Post-Effective Amendment No. __79___ .......................X
                                  --------                    ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

     Amendment No.   37 __  ........................................X
                   ---------                                     ------

                          MONEY MARKET MANAGEMENT, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,

                           Federated Investors Tower,

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X_ on FEBRUARY 28, 1999 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) on _________________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky L.L.P.

2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

Money Market Management, Inc.

A money market mutual fund seeking to achieve current income consistent with stability of principal by investing primarily in short-term money market securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

February 28, 1999

CONTENTS


Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities

in Which the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem and Exchange Shares  8

Account and Share Information  10

Who Manages the Fund?  10

Financial Information  11

Independent Auditors' Report  22



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE



"Graphic representation "A" omitted.  See Appendix."

The bar chart shows the variability of the Fund's actual total returns on a calendar year-end basis.

The Fund's Shares are not sold subject to sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 2.25% (quarter ended June 30, 1989). Its lowest quarterly return was 0.53% (quarter ended June 30, 1993).

The 7-Day Net Yield as of 12/31/98 was 4.25%. 1

AVERAGE ANNUAL TOTAL RETURN

The following table represents the Fund's Average Annual Total Return through 12/31/98.

CALENDAR PERIOD   FUND
1 Year            4.64%
5 Years           4.46%
10 Years          4.90%

1 Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-341-7400.

Past performance does not necessarily predict future performance.


What are the Fund's Fees and Expenses?

MONEY MARKET MANAGEMENT, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER FEES


Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a

percentage of offering price)                                                        None
Maximum Deferred Sales Charge (Load) (as a percentage of

original purchase price or redemption proceeds,

as applicable)                                                                       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                                  None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                          None
Exchange Fee                                                                         None


ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                     0.50%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.54%
Total Annual Fund Operating Expenses                                                 1.29%

1 Although not contractually obligated to do so, the adviser, distributor, and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
December 31, 1998.

  Waiver of Fund Expenses                                                            0.18%
  Total Actual Annual Fund Operating Expenses (after waivers)                        1.11%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.45% for the year ended December 31, 1998.

3 The shareholder services fee has been voluntarily reduced. This reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.12% for the year ended December 31, 1998.


This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year       $   131
3 Years      $   409
5 Years      $   708
10 Years     $ 1,556


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90
days or less.     In order to select individual investments, the Fund's
investment adviser (Adviser) performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with
different maturities comparing their relative returns.      What are the
Principal Securities in Which the Fund Invests?     FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES



Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among
issuers.     COMMERCIAL PAPER      Commercial paper is an issuer's draft
obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this
fashion, its commercial paper may default.     DEMAND INSTRUMENTS      Demand
instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity
may extend beyond one year.     BANK INSTRUMENTS      Bank instruments are
unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.
ASSET BACKED SECURITIES

Asset Backed Securities are payable from pools of debt obligations. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than 10 years. Asset backed securities may take the form of commercial paper or notes, in addition to simple ownership interests in the underlying debt obligations.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement. The Adviser purchases fixed income securities that have been credit enhanced.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing
another source of payment for a fixed income security.     REPURCHASE AGREEMENTS
     Repurchase Agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS

The Fund will limit its investments in securities rated in the second highest short-term rating category e.g., A-2 by Standard & Poor's, Prime-2 by Moody's Investors Service, Inc. (Moody's), or F-2 (+ or -) by Fitch IBCA, Inc., to not more than 5% of its total assets, with not more than 1% invested in the securities of any one issuer.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK



Credit risk is the possibility that an issuer will default on a security by failing to pay interest and principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


What do Shares Cost?



You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,500 or more or additional investments of as little as $100. The minimum initial and subsequent investment amounts for retirement plans are only $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

A CDSC will be imposed only in certain instances in which the Fund Shares being redeemed were acquired in exchange for Class F Shares of certain Federated Funds. (See "Exchange Privileges"). If Fund Shares were acquired in exchange for Class F Shares of certain Federated Funds, a redemption of Fund Shares within four years of the initial Class F Share purchase will be subject to a CDSC of 1%.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals that did not receive advanced sales payments; or

* if, after you purchase Shares, you become disabled as defined by the IRS.

IN ADDITION, YOU WILL NOT BE CHARGED A CDSC:

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution;     * upon the
death of the last surviving shareholder of the account.



If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC;

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

* then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to investors with temporary cash balances and investors with cash reserves. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from the Class F Shares of certain Federated Funds. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.     You will
become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE



Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name



Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the
check is received) and Shares begin earning dividends the next day.     BY
INVEST-BY-PHONE      Once you establish an account, you may use the Fund's
Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY DIRECT DEPOSIT

You may complete an application with Federated Shareholder Services Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement and certain other retirement payments invested directly into the Fund. The application must be filed with Federated Shareholder Services Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the Class F Shares of certain Federated Funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.



BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests BY PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all Shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;
    * your redemption will be sent to an address of record that was changed
within the last 30 days;      * a redemption is payable to someone other than
the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Class F Shares of certain Federated Funds. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING


You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn
dividends through the day your redemption request is received.     The Fund does
not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds
its assets.      Fund distributions are expected to be primarily dividends.
Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Advisers. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222- 3779.     The
Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds
available to their customers.      ADVISORY FEES     The Adviser receives an
annual investment advisory fee based on the Fund's average net assets as shown in the chart below. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

                      ADVISORY FEES
                      AS PERCENTAGE OF

AVERAGE DAILY         AVERAGE DAILY
NET ASSETS            NET ASSETS
First $500 million    0.500 of 1%
Second $500 million   0.475 of 1%
Third $500 million    0.450 of 1%
Fourth $500 million   0.425 of 1%
Over $2 billion       0.400 of 1%


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in this prospectus.



Financial Highlights



Reference is made to the Independent Auditors' Report on page 26.



YEAR ENDED DECEMBER 31                     1998        1997        1996        1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.05        0.05        0.05         0.05         0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.05)      (0.05)      (0.05)       (0.05)       (0.03)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                4.64%       4.69%       4.56%        5.13%        3.31%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                      1.11%       1.10%       1.06%        1.08%        1.14%
Net investment income                         4.54%       4.58%       4.46%        4.99%        3.27%
Expense waiver/reimbursement 2                0.18%       0.15%       0.13%        0.15%        0.00%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $83,460     $81,309     $87,381     $101,390     $114,588


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments


December 31, 1998



PRINCIPAL

AMOUNT                                                                                VALUE

                CERTIFICATES OF DEPOSIT-8.9%

                BANKING-8.9%

  $ 1,500,000   Canadian Imperial Bank of Commerce, Toronto, 5.800%,

                4/1/1999                                                         $   1,499,787
    1,000,000   KeyBank, N.A., 5.080%, 4/9/1999                                      1,000,000
    3,000,000   Rabobank Nederland, Utrecht, 5.700%, 1/7/1999                        2,999,940
    1,900,000   Societe Generale, Paris, 5.720% - 5.835%, 3/22/1999 -
                4/27/1999                                                            1,899,779
                TOTAL CERTIFICATES OF DEPOSIT                                        7,399,506

                COMMERCIAL PAPER-50.1% 1
                AEROSPACE / AUTO-4.8%

    4,000,000   Johnson Controls, Inc., 5.379% - 5.502%, 1/13/1999 -
                2/11/1999                                                            3,986,652

                AIRLINES-1.2%

    1,000,000   United Parcel Service, 4.983%, 6/4/1999                                979,381
                BANKING-13.0%

      500,000   Abbey National N.A. Corp., (Guaranteed by Abbey National

                Bank PLC, London), 5.003%, 5/4/1999                                    491,663
    2,000,000   Canadian Imperial Holdings, Inc., (Guaranteed by Canadian
                Imperial Bank of Commerce), 5.070%, 4/14/1999                        1,971,709
      500,000   Cregem North America, Inc., (Guaranteed by Credit Communal
                de Belgique, Brussles), 5.635%, 2/3/1999                               497,488
    4,000,000   Fountain Square Commercial Funding Corp., (Fifth Third Bank,
                Cincinnati Support Agreement), 5.243% - 5.392%, 3/11/1999 -
                3/15/1999                                                            3,958,426
    2,000,000   Greenwich Funding Corp., 5.215%, 3/5/1999                            1,981,975
    2,000,000   Westpac Banking Corp. Ltd., Sydney, 5.129%, 4/1/1999                 1,975,000
                TOTAL                                                               10,876,261
                BROKERAGE-6.0%

    2,000,000   Morgan Stanley, Dean Witter & Co., 5.218%, 1/19/1999                 1,994,850
    3,000,000   Salomon Smith Barney Holdings, Inc., 5.145% - 5.299%,
                1/6/1999 - 3/8/1999                                                  2,980,647
                TOTAL                                                                4,975,497
                CHEMICALS-0.9%

      768,000   IMC Global, Inc., 5.729%, 1/15/1999                                    766,313
                ELECTRICAL EQUIPMENT-0.8%
      682,000   Whirlpool Corp., 5.629%, 1/19/1999                                     680,107
                FINANCE - AUTOMOTIVE-1.3%
    1,100,000   Ford Motor Credit Corp., 5.139% - 5.468%, 1/8/1999 -
                2/5/1999                                                             1,096,146

PRINCIPAL

AMOUNT                                                                                VALUE

                COMMERCIAL PAPER-continued 1
                FINANCE - COMMERCIAL-7.6%

 $  2,000,000   Asset Securitization Cooperative Corp., 5.156%, 4/16/1999        $   1,970,483
    2,400,000   General Electric Capital Corp., 5.058% - 5.493%, 1/27/1999 -
                3/17/1999                                                            2,377,821
    2,000,000   PREFCO-Preferred Receivables Funding Co., 5.164%, 3/8/1999           1,981,300
                TOTAL                                                                6,329,604
                FINANCE - EQUIPMENT-0.6%
      461,000   Comdisco, Inc., 5.687%, 1/15/1999                                      459,996
                FINANCE - RETAIL-1.2%
    1,000,000   Associates Corp. of North America, 4.867%, 4/19/1999                   985,750
                INDUSTRIAL PRODUCTS-0.6%
      539,000   Praxair, Inc., 5.731%, 2/22/1999 - 2/23/1999                           534,572
                INSURANCE-2.1%

      317,000   CNA Financial Corp., 5.533%, 1/15/1999                                 316,328
    1,500,000   Marsh & McLennan Cos., Inc., 5.254% - 5.637%, 3/29/1999 -
                4/27/1999                                                            1,476,879
                TOTAL                                                                1,793,207

                MACHINERY, EQUIPMENT, AUTO-3.6%

    2,000,000   Allied-Signal, Inc., 5.625%, 1/22/1999                               1,993,525
    1,000,000   Eaton Corp., 5.670%, 5/7/1999                                          980,960
                TOTAL                                                                2,974,485
                OIL & OIL FINANCE-5.4%

    4,000,000   Chevron Transport Corp., (Guaranteed by Chevron Corp.),

                5.153%, 5/21/1999                                                    3,921,911
      597,000   Occidental Petroleum Corp., 5.710% - 5.757%, 1/11/1999 -
                2/19/1999                                                              594,400
                TOTAL                                                                4,516,311

                TELECOMMUNICATIONS-1.0%

      863,000   MCI Worldcom, Inc., 5.687% - 5.731%, 1/11/1999 - 1/15/1999             861,321
                TOTAL COMMERCIAL PAPER                                              41,815,603
                LOAN PARTICIPATIONS-3.0%
                ELECTRICAL EQUIPMENT-0.6%
      500,000   Mt. Vernon Phenol Plant Partnership, (Guaranteed by General
                Electric Co.), 5.370%, 5/17/1999                                       500,000
                FINANCE - AUTOMOTIVE-2.4%

    2,000,000   General Motors Acceptance Corp., Mortgage of PA, (Guaranteed
                by General Motors Acceptance Corp.), 5.720%, 1/4/1999                2,000,000
                TOTAL LOAN PARTICIPATIONS                                            2,500,000

PRINCIPAL

AMOUNT                                                                                VALUE

                NOTES - VARIABLE-22.4% 3

                BANKING-11.9%

 $  2,000,000   4 C's LLC, (Series 1998), (KeyBank, N.A. LOC), 5.560%,
                2/25/1999                                                        $  2,000,000
    3,000,000   American Health Care Centers, (Series 1998), (FirstMerit

                Bank, N.A. LOC), 5.400%,2/25/1999                                   3,000,000
    1,000,000   Bankers Trust Co., New York, 4.880%, 6/4/1999                          999,712
    2,000,000 2 Liquid Asset Backed Securities Trust, Series 1996-3,
                (Westdeutsche Landesbank Girozentrale Swap Agreement),

                5.556%, 2/15/1999                                                    2,000,000
      920,000   North Center Properties, (Huntington National Bank,
                Columbus, OH LOC), 5.570%, 1/7/1999                                    920,000
    1,000,000   Societe Generale, Paris, 4.883%, 8/11/1999                             999,599
                TOTAL                                                                9,919,311
                FINANCE - RETAIL-4.8%
    2,000,000   AFS Insurance Premium Receivables Trust, (Series 1994-A),

                5.834%, 1/15/1999                                                    2,000,000
    2,000,000   Associates Corp. of North America, 4.900%, 1/4/1999                  1,999,992
                TOTAL                                                                3,999,992
                INSURANCE-5.7%

      750,000   Aspen Funding Corp., 5.100%, 1/28/1999                                 750,000
    3,500,000   General American Life Insurance Co., 5.780%, 1/21/1999               3,500,000
      544,657 2 Liquid Asset Backed Securities Trust, Series 1997-3 Senior
                Notes, (Guaranteed by AMBAC), 5.254%, 3/27/1999                        544,657
                TOTAL                                                                4,794,657
                TOTAL NOTES - VARIABLE                                              18,713,960
                SHORT-TERM NOTES-6.2%
                BANKING-1.2%
    1,000,000   SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                International, PLC), 5.571%, 3/18/1999                               1,000,000
                FINANCE - AUTOMOTIVE-0.6%
      122,629   Chase Manhattan Auto Owner Trust 1998-C, Class A1, 5.588%,
                7/9/1999                                                               122,622
      369,441   Premier Auto Trust 1998-5, Class A1, 5.140%, 7/8/1999                  369,357
                TOTAL                                                                  491,979
                FINANCE-LEASING-1.7%
    1,400,000 Green Tree Lease Finance 1998-1, LLC, Class A1, 5.201%,

                1/20/2000                                                            1,400,000

                INSURANCE-2.6%

      200,610   WFS Financial 1998-B Owner Trust, Class A-1, (Insured by

                FSA), 5.658%, 7/20/1999                                                200,610
    2,000,000   WFS Financial 1998-C Owner Trust, Class A-1, (Insured by
                FSA), 5.395%, 11/20/1999                                             2,000,000
                TOTAL                                                                2,200,610


PRINCIPAL

AMOUNT                                                                                VALUE

                SHORT-TERM NOTES-continued

                RECREATION-0.1%

 $     72,978   Greentree Recreational, Equipment & Consumer Trust 1998-B,
                Class A-1, 5.669%, 7/15/1999                                      $     72,978
                TOTAL SHORT-TERM NOTES                                               5,165,567
                REPURCHASE AGREEMENTS-9.4% 4

    2,000,000   ABN AMRO Chicago Corp., 5.100%, dated 12/31/1998, due

                1/4/1999                                                             2,000,000

    2,800,000   Bear, Stearns and Co., 5.100%, dated 12/31/1998, due

                1/4/1999                                                             2,800,000

    2,000,000   Nationsbanc Montgomery Securities, Inc., 5.100%, dated

                12/31/1998, due 1/4/1999                                             2,000,000
    1,000,000   Societe Generale Securities Corp., 4.850%, dated 12/31/1998,

                due 1/4/1999                                                         1,000,000
                TOTAL REPURCHASE AGREEMENTS                                          7,800,000
                TOTAL INVESTMENTS (AT AMORTIZED COST) 5                           $ 83,394,636


1 Each issue shows the rate of discount at the time of purchase.

2 Denotes securities exempt from registration under the Securities Act of 1933, as amended, and may only be sold to dealers and other exempt investors. These securities have been determined to be liquid according to guidelines established by the Board of Directors.

3 Floating rate note with current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($83,459,980) at December 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation FSA -Financial Security Assurance LLC -Limited Liability Corporation LOC -Letter of Credit PLC -Public
Limited Company      See Notes which are an integral part of the Financial
Statements

Statement of Assets and Liabilities


December 31, 1998


ASSETS:
Investments in repurchase agreements                             $  7,800,000
Investments in securities                                          75,594,636
Total investments in securities, at amortized cost and value                      $ 83,394,636
Income receivable                                                                      614,016
Receivable for shares sold                                                             234,572
TOTAL ASSETS                                                                        84,243,224
LIABILITIES:

Payable for shares redeemed                                           587,063
Income distribution payable                                            17,985
Payable to Bank                                                       155,815
Accrued expenses                                                       22,381
TOTAL LIABILITIES                                                                      783,244
Net assets for 83,459,980 shares outstanding                                      $ 83,459,980
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
$83,459,980 / 83,459,980 shares outstanding                                              $1.00




See Notes which are an integral part of the Financial Statements

Statement of Operations



Year Ended December 31, 1998


INVESTMENT INCOME:
Interest                                                                                        $ 4,650,775

EXPENSES:

Investment advisory fee                                                       $   413,312
Administrative personnel and services fee                                         125,000
Custodian fees                                                                     19,623
Transfer and dividend disbursing agent fees and expenses                          145,737
Directors'/Trustees' fees                                                          13,584
Auditing fees                                                                      14,142
Legal fees                                                                          5,268
Portfolio accounting fees                                                          40,927
Shareholder services fee                                                          206,118
Share registration costs                                                           27,922
Printing and postage                                                               34,090
Insurance premiums                                                                  7,780
Miscellaneous                                                                       7,456
TOTAL EXPENSES                                                                  1,060,959
WAIVERS-
Waiver of investment advisory fee                            $  (42,698)
Waiver of shareholder services fee                             (107,181)
TOTAL WAIVERS                                                                    (149,879)
Net expenses                                                                                        911,080
Net investment income                                                                           $ 3,739,695




See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





YEAR ENDED DECEMBER 31                                             1998                 1997
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $    3,739,695       $    3,971,252
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                             (3,739,695)          (3,971,252)
SHARE TRANSACTIONS:

Proceeds from sale of shares                                        130,155,078          128,239,157
Net asset value of shares issued to shareholders in payment
of distributions declared                                             3,457,846            3,647,147
Cost of shares redeemed                                            (131,462,423)        (137,957,643)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                2,150,501           (6,071,339)
Change in net assets                                                  2,150,501           (6,071,339)
NET ASSETS:

Beginning of period                                                  81,309,479           87,380,818
End of period                                                    $   83,459,980       $   81,309,479




See Notes which are an integral part of the Financial Statements

Notes to Financial Statements


December 31, 1998


ORGANIZATION

Money Market Management, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Company is to achieve current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Company's use the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Company to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Company to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Company could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Company's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Company may engage in when-issued or delayed delivery transactions. The Company records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK



At December 31, 1998, there were 50,000,000,000 shares of $0.001 par value capital stock authorized. Capital paid-in aggregated $83,459,980.

Transaction in capital stock were as follows:



YEAR ENDED DECEMBER 31                                       1998             1997
Shares sold                                                   130,155,078      128,239,157
Shares issued to shareholders in payment of distributions

declared                                                        3,457,846        3,647,147
Shares redeemed                                              (131,462,423)    (137,957,643)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                    2,150,501       (6,071,339)




INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Company's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Company as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% thereafter. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Company with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc.for the period. The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Company will pay FSSC up to 0.25% of average daily net assets of the Company for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Company. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Company's accounting records for which it receives a fee. The fee is based on the level of the Company's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Company are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Company could be adversely affected if the computer systems used by the Company's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Company's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Company's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Company.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
MONEY MARKET MANAGEMENT, INC.



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Money Market Management, Inc., (the Company), as of December 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years ended December 31, 1998 and 1997 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Money Market Management, Inc., as of December 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
February 12, 1999



[Graphic]

PROSPECTUS

Money Market Management, Inc.


February 28, 1999



A Statement of Additional Information (SAI) dated February 28, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Money Market Management, Inc.

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-2430
Cusip 09346200

8012811A (2/99)

[Graphic]

A. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Money Market Management, Inc. as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 10%.

The `x' axis represents calculation periods for the last ten calendar years of Money Market Management, Inc., beginning with December 31, 1989. The chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Money Market Management, Inc. for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 8.73%, 7.65%, 5.43%, 2.86%, 2.19%, 3.31%, 5.13%, 4.56%, 4.69%, and 4.64%,
respectively.

STATEMENT OF ADDITIONAL INFORMATION

Money Market Management, Inc.

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Money Market Management, Inc., dated February 28, 1999. Obtain the prospectus without charge by calling 1-800-341-7400.



FEBRUARY 28, 1999



[Graphic]

Money Market Management, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor
8012811B (2/99)

Federated is a registered mark of Federated Investors, Inc.
1999 (C)Federated Investors, Inc.

[Graphic]

CONTENTS


How is the Fund Organized? 1
Securities in Which the Fund Invests 1
How is the Fund Sold? 5
Exchanging Securities for Shares 6
Subaccounting Services 6
Redemption in Kind 6
Account and Share Information 6
Tax Information 6
Who Manages and Provides Services to the Fund? 7
How Does the Fund Measure Performance? 10
Who is Federated Investors, Inc.? 11
Addresses 13



How is the Fund Organized?



The Fund is a diversified open-end, management investment company that was established under the laws of the State of Maryland on October 30, 1973. The Fund was reorganized as a Massachusetts business trust on June 29, 1982, and then re-established as a Maryland corporation under Articles of Incorporation dated August 19, 1992. The Fund's investment adviser is Federated Advisers (Adviser).



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES



FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher credit risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.



Treasury Securities



Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.



Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.




The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Municipal Securities

Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities, and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable-rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest formof mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset- backed securities have prepayment risks. Zero Coupon Securities



Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.



There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Bank instruments

Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

Demand instruments



Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.



Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance, and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

FOREIGN SECURITIES



Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or



* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue, or profit from goods produced, services performed, or sales made in another country.



Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.



DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed-income securities supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions, and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank, and the Inter-American Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state, or provincial governmental instrumentalities, including quasi-governmental agencies.



SPECIAL TRANSACTIONS



Repurchase Agreements



Repurchase Agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.



Reverse Repurchase Agreements



Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.



Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage



In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS



A nationally recognized statistical ratings organization's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1, or A-2 by Standard & Poor's, Prime-1, or Prime-2 by Moody's Investors Service, Inc. (Moody's), or F-1 (+ or -) or F-2 (+ or -) by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one nationally recognized statistical ratings organization can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical ratings organizations in one of their two highest rating categories. See "Regulatory Compliance."



INVESTMENT RISKS

MARKET RISK



Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK



Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS OF FOREIGN INVESTING



Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.



Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the Fund's investments.

Foreign financial markets may have fewer investor protections than U.S. markets. For instance, there may be less publicly available information about foreign companies, and the information that is available may be difficult to obtain or may not be current. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements, comparable to those applicable to U.S. companies.



Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin.

BORROWING MONEY

The Fund will not borrow money except as a temporary measure for extraordinary purposes and then only in amounts not in excess of 5% of the value of its net assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment. The Fund may not purchase any portfolio instruments while any borrowings (exclusive of reverse repurchase agreements) are outstanding.

PLEDGING ASSETS



The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.



LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may purchase or hold money market instruments permitted by its investment objective and policies.

INVESTING IN COMMODITIES AND REAL ESTATE

The Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or interests in real estate.

UNDERWRITING

The Fund will not act as underwriter of securities issued by others, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not invest in securities issued by any other investment company.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATION, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THIS LIMITATION BECOMES EFFECTIVE.



INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE



The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Fund Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized ratings services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES



The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE



These reductions or eliminations are offered because no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.



Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:



* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; and

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.



Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS



Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares.

As of February 8, 1999, there were no shareholders who owned of record, beneficially, or both, 5% or more of outstanding Shares.



Tax Information

FEDERAL INCOME TAX



The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.



Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS



The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of February 8, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.



An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


NAME                                                                                        AGGREGATE
BIRTHDATE                                                                                   COMPENSATION  TOTAL
ADDRESS                       PRINCIPAL OCCUPATIONS                                         FROM          COMPENSATION FROM FUND
POSITION WITH FUND            FOR PAST 5 YEARS                                              FUND          AND FUND COMPLEX


JOHN F. DONAHUE*+              Chief Executive Officer and Director or Trustee of the               $0   $0 for the Fund and
Birthdate: July 28, 1924       Federated Fund Complex; Chairman and Director, Federated                  54 other investment
Federated Investors Tower      Investors, Inc.; Chairman and Trustee, Federated Advisers,                companies in the
1001 Liberty Avenue            Federated Management, and Federated Research; Chairman and                Fund Complex
Pittsburgh, PA                 Director, Federated Research Corp., and Federated Global
CHAIRMAN and DIRECTOR          Research Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY               Director or Trustee of the Federated Fund Complex; Director,  $1,076.32   $113,860.22 for
Birthdate: February 3, 1934    Member of Executive Committee, Children's Hospital of                     the Fund and
15 Old Timber Trail            Pittsburgh; formerly: Senior Partner, Ernst & Young LLP;                  54 other investment
Pittsburgh, PA                 Director, MED 3000 Group, Inc.; Director, Member of                       companies in the
DIRECTOR                       Executive Committee, University of Pittsburgh.                            Fund Complex

JOHN T. CONROY, JR.            Director or Trustee of the Federated Fund Complex;            $1,184.12   $125,264.48 for
Birthdate: June 23, 1937       President, Investment Properties Corporation; Senior Vice                 the Fund and
Wood/IPC Commercial Dept.      President, John R. Wood and Associates, Inc., Realtors;                   54 other investment
John R. Wood Associates, Inc.  Partner or Trustee in private real estate ventures in                     companies in the
Realtors                       Southwest Florida; formerly: President, Naples Property                   Fund Complex
3255 Tamiami Trial North       Management, Inc. and Northgate Village Development

Naples, FL                     Corporation.

DIRECTOR

NICHOLAS CONSTANTAKIS         Director or Trustee of the Federated Fund Complex; formerly:  $1,076.32    $47,958.02 for
Birthdate: September 3, 1939  Partner, Andersen Worldwide SC.                                            the Fund and
175 Woodshire Drive                                                                                      29 other investment
Pittsburgh, PA                                                                                           companies in the

DIRECTOR                                                                                                 Fund Complex

WILLIAM J. COPELAND            Director or Trustee of the Federated Fund Complex; Director   $1,184.12   $125,264.48 for
Birthdate: July 4, 1918        and Member of the Executive Committee, Michael Baker, Inc.;               the Fund and
One PNC Plaza-23rd Floor       formerly: Vice Chairman and Director, PNC Bank, N.A., and                 54 other investment
Pittsburgh, PA                 PNC Bank Corp.; Director, Ryan Homes, Inc.                                companies in the
DIRECTOR                       Previous Positions: Director, United Refinery; Director,                  Fund Complex
                               Forbes Fund; Chairman, Pittsburgh Foundation; Chairman,
                               Pittsburgh Civic Light Opera.

JOHN F. CUNNINGHAM++           Director or Trustee of some of the Federated Funds;                 $0    $0 for the Fund and
Birthdate: March 5, 1943       Chairman, President and Chief Executive Officer, Cunningham               26 other investment
353 El Brillo Way              & Co., Inc.; Trustee Associate, Boston College; Director,                 companies in the
Palm Beach, FL                 EMC Corporation; formerly: Director, Redgate Communications.              Fund Complex
DIRECTOR                       Previous Positions: Chairman of the Board and Chief
                               Executive Officer, Computer Consoles, Inc.;
                               President and Chief Operating Officer, Wang
                               Laboratories; Director, First National Bank of
                               Boston; Director, Apollo Computer, Inc.

J. CHRISTOPHER DONAHUE*+       President or Executive Vice President of the Federated Fund         $0    $0 for the Fund and
Birthdate: April 11, 1949      Complex; Director or Trustee of some of the Funds in the                  16 other investment
Federated Investors Tower      Federated Fund Complex; President and Director, Federated                 companies
1001 Liberty Avenue            Investors, Inc.; President and Trustee, Federated Advisers,               in the Fund Complex
Pittsburgh, PA                 Federated Management, and Federated Research; President and
PRESIDENT and DIRECTOR         Director, Federated Research Corp. and Federated Global
                               Research Corp.; President, Passport Research, Ltd.; Trustee,
                               Federated Shareholder Services Company; Director, Federated

                               Services Company.


NAME                                                                                        AGGREGATE
BIRTHDATE                                                                                   COMPENSATION  TOTAL
ADDRESS                       PRINCIPAL OCCUPATIONS                                         FROM          COMPENSATION FROM FUND
POSITION WITH FUND            FOR PAST 5 YEARS                                              FUND          AND FUND COMPLEX

LAWRENCE D. ELLIS, M.D.*       Director or Trustee of the Federated Fund Complex; Professor  $1,076.32   $113,860.22 for
Birthdate: October 11, 1932    of Medicine, University of Pittsburgh; Medical Director,                  the Fund and
3471 Fifth Avenue              University of Pittsburgh Medical Center-Downtown;                         54 other
Suite 1111                     Hematologist, Oncologist, and Internist, University of                    investment companies
Pittsburgh, PA                 Pittsburgh Medical Center; Member, National Board of                      in the Fund Complex

DIRECTOR                       Trustees, Leukemia Society of America.

PETER E. MADDEN                Director or Trustee of the Federated Fund Complex; formerly:  $1,076.32   $113,860.22 for the Fund
Birthdate: March 16, 1942      Representative, Commonwealth of Massachusetts General Court;              and 54 other
One Royal Palm Way             President, State Street Bank and Trust Company and State                  investment companies
100 Royal Palm Way             Street Corporation.                                                       in the Fund Complex
Palm Beach, FL                 Previous Positions: Director, VISA USA and VISA
DIRECTOR                       International; Chairman and Director, Massachusetts Bankers

                               Association; Director, Depository Trust Corporation.

Charles F. Mansfield, Jr.++    Director or Trustee of some of the Federated Funds;                  $0   $0 for the Fund and
Birthdate: April 10, 1945      Management Consultant.                                                    26 other
80 South Road                  Previous Positions: Chief Executive Officer, PBTC                         investment companies
Westhampton Beach, NY          International Bank; Chief Financial Officer of Retail                     in the Fund Complex
DIRECTOR                       Banking Sector, Chase Manhattan Bank; Senior Vice President,

                               Marine Midland Bank; Vice President, Citibank; Assistant
                               Professor of Banking and Finance, Frank G. Zarb School of

                               Business, Hofstra University.

JOHN E. MURRAY, JR., J.D., S.J Director or Trustee of the Federated Fund Complex;            $1,076.32   $113,860.22 for the
Birthdate: December 20, 1932   President, Law Professor, Duquesne University; Consulting                 Fund and 54 other
President, Duquesne University Partner, Mollica & Murray.                                                investment companies
Pittsburgh, PA                 Previous Positions: Dean and Professor of Law, University of              in the Fund Complex

DIRECTOR                       Pittsburgh School of Law; Dean and Professor of Law,
                               Villanova University School of Law.

MARJORIE P. SMUTS              Director or Trustee of the Federated Fund Complex; Public      $1,076.32   $113,860.22 for the
Birthdate: June 21, 1935       Relations/Marketing/Conference Planning.                                   Fund and 54 other
4905 Bayard Street             Previous Positions: National Spokesperson, Aluminum Company                investment companies
Pittsburgh, PA                 of America; business owner.                                                in the Fund Complex
DIRECTOR

JOHN S. WALSH++                Director or Trustee of some of the Federated Funds;                   $0   $0 for the Fund
Birthdate: November 28, 1957   President and Director, Heat Wagon, Inc.; President and                    and 23 other
2007 Sherwood Drive            Director, Manufacturers Products, Inc.; President, Portable                investment companies
Valparaiso, IN                 Heater Parts, a division of Manufacturers Products, Inc.;                  in the Fund Complex
DIRECTOR                       Director, Walsh & Kelly, Inc.; formerly: Vice President,
                               Walsh & Kelly, Inc.

EDWARD C. GONZALES             Trustee or Director of some of the Funds in the Federated             $0   $0 for the Fund
Birthdate: October 22, 1930    Fund Complex; President, Executive Vice President and                      and 1 other
Federated Investors Tower      Treasurer of some of the Funds in the Federated Fund Complex;              investment company
1001 Liberty Avenue            Vice Chairman, Federated Investors, Inc.; Vice President,                  in the Fund Complex
Pittsburgh, PA                 Federated Advisers, Federated Management, Federated
EXECUTIVE VICE PRESIDENT       Research, Federated Research Corp., Federated Global
                               Research Corp. and Passport Research, Ltd.; Executive Vice
                               President and Director, Federated Securities Corp.; Trustee,
                               Federated Shareholder Services Company.

JOHN W. MCGONIGLE              Executive Vice President and Secretary of the Federated Fund          $0   $0 for the Fund
Birthdate: October 26, 1938    Complex; Executive Vice President, Secretary, and Director,                and 54 other
Federated Investors Tower      Federated Investors, Inc.; Trustee, Federated Advisers,                    investment companies
1001 Liberty Avenue            Federated Management, and Federated Research; Director,                    in the Fund Complex
Pittsburgh, PA                 Federated Research Corp. and Federated Global Research
EXECUTIVE VICE PRESIDENT       Corp.; Director, Federated Services Company; Director,
and SECRETARY                  Federated Securities Corp.

RICHARD J. THOMAS              Treasurer of the Federated Fund Complex; Vice President-              $0   $0 for the Fund
Birthdate: June 17, 1954       Funds Financial Services Division, Federated Investors,                    and 54 other
Federated Investors Tower      Inc.; Formerly: various management positions within Funds                  investment companies
1001 Liberty Avenue            Financial Services Division of Federated Investors, Inc.                   in the Fund Complex
Pittsburgh, PA

TREASURER

RICHARD B. FISHER              President or Vice President of some of the Funds in the               $0   $0 for the Fund
Birthdate: May 17, 1923        Federated Fund Complex; Director or Trustee of some of the                 and 6 other
Federated Investors Tower      Funds in the Federated Fund Complex; Executive Vice                        investment companies
1001 Liberty Avenue            President, Federated Investors, Inc.; Chairman and Director,               in the Fund Complex
Pittsburgh, PA                 Federated Securities Corp.

VICE PRESIDENT


NAME                                                                                        AGGREGATE
BIRTHDATE                                                                                   COMPENSATION  TOTAL
ADDRESS                       PRINCIPAL OCCUPATIONS                                         FROM          COMPENSATION FROM FUND
POSITION WITH FUND            FOR PAST 5 YEARS                                              FUND          AND FUND COMPLEX


WILLIAM D. DAWSON, III         Chief Investment Officer of this Fund and various other               $0   $0 for the Fund
Birthdate: March 3, 1949       Funds in the Federated Fund Complex; Executive Vice                        and 41 other
Federated Investors Tower      President, Federated Investment Counseling, Federated Global               investment companies
1001 Liberty Avenue            Research Corp., Federated Advisers, Federated Management,                  in the Fund Complex
Pittsburgh, PA                 Federated Research, and Passport Research, Ltd.; Registered
CHIEF INVESTMENT OFFICER       Representative, Federated Securities Corp.; Portfolio
                               Manager, Federated Administrative Services; Vice President,
                               Federated Investors, Inc.; Formerly: Executive Vice
                               President and Senior Vice President, Federated Investment
                               Counseling Institutional Portfolio Management Services
                               Division; Senior Vice President, Federated Research Corp.,
                               Federated Advisers, Federated Management, Federated
                               Research, and Passport Research, Ltd.

DEBORAH A. CUNNINGHAM          Deborah A. Cunningham is Vice President of the Fund.                  $0   $0 for the Fund
Birthdate: September 15, 1959  Ms. Cunningham joined Federated Investors in 1981 and has                  and 6 other
Federated Investors Tower      been a Senior Portfolio Manager and a Senior Vice President                investment companies
1001 Liberty Avenue            of the Fund's Adviser since 1997. Ms. Cunningham served as a               in the Fund Complex
Pittsburgh, PA                 Portfolio Manager and a Vice President of the Adviser from
VICE PRESIDENT                 1993 until 1996. Ms. Cunningham is a Chartered Financial
                               Analyst and received her M.S.B.A. in Finance from Robert
                               Morris College.


+ Mr. Donahue is the father of J. Christopher Donahue, President and Director of the Corporation.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Directors on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Fund.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.



The Adviser is a wholly owned subsidiary of Federated.



The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR



Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual Funds as specified below:



MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor for the Fund.



FEES PAID BY THE FUND FOR SERVICES


FOR THE YEAR ENDED DECEMBER 31   1998       1997       1996


Advisory Fee Earned              $413,312   $433,191   $504,804
Advisory Fee Reduction            $42,698    $14,375         $0
Brokerage Commissions                  $0         $0         $0
Administrative Fee               $125,000   $125,002   $125,000
Shareholder Services Fee          $98,937          -          -

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, five- and ten-year periods ended December 31, 1998.



Yield and Effective Yield given for the 7-day period ended December 31, 1998.


                  7-DAY PERIOD   1 YEAR   5 YEARS   10 YEARS
Total Return                     4.64%    4.46%     4.90%

Yield              4.25%
Effective Yield    4.34%




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



* LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

* IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

* MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

* BANK RATE MONITOR(C) NATIONAL INDEX, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS



In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS



In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



CORPORATE BOND FUNDS



In the corporate bond sector, as of December 31, 1998,

Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.



GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion, and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS



In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime, and 23 municipal with assets approximating $41.6 billion, $22.8 billion, and $12.5 billion, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET



Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.



FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

MONEY MARKET MANAGEMENT, INC.

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Advisers

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP

125 Summer Street

Boston, MA 02110-1617
[Graphic]

PART C.      OTHER INFORMATION.

Item 23.

                       (a) Conformed copy of Articles of Incorporation of the Registrant (8);

(b)     Copy of By-Laws of the Registrant, as amended (4);

                            (i) Copy of Amendment No. 1 to the By-Laws of the
                                Registrant dated February 23, 1998 (12);
                           (ii) Copy of Amendment No. 2 to the By-Laws of the
                                Registrant dated February 27, 1998 (12);
                          (iii) Copy of Amendment No. 3 to the By-Laws of the
                       Registrant dated May 12, 1998 (12); (c) Copy of Specimen
                       Certificate for Shares of Common Stock of the Registrant
                       (9); (d) Conformed copy of Investment Advisory Contract of the Registrant (9); (e) (i) Conformed copy of Distributor's Contract of the Registrant (9);

                             (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

                       (f)   Not applicable;

(g)     Conformed copy of Custodian Agreement of the Registrant (10);

                            (i) Conformed copy of Domestic Custody Fee
                                Schedule (12);

                       (h)   (i)  Conformed Copy of Amended and Restated
                                  Agreement for Fund Accounting, Shareholder
                                  Recordkeeping, and Custody Services
                                  Procurement of the Registrant (12);

                             (ii) Conformed Copy of Shareholder Services
                                  Agreement(10);

                             (iii) The responses described in Item 24(6)(ii) are
                      hereby incorporated by reference. (i) Not applicable; (j) Conformed copy of Consent of Independent Auditors; + (k) Not applicable; (l) Conformed copy of Initial Capitalization

                             Letter (9);
                      (m)    Not applicable;

  +     All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed February 19, 1988. (File Nos. 2-49591 and 811-2430)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 68 on Form N-1A filed February 25, 1993. (File Nos. 2-49591 and 811-2430)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 70 on Form N-1A filed February 24, 1994. (File Nos. 2-49591 and 811-2430)

10. Response is incorporated by reference to Registrant's Post Effective Amendment No. 74 on Form N-1A filed February 29, 1996. (File Nos. 2-49591 and 811-2430)

12. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 78 on Form N-1A filed December 23, 1998. (File Nos. 2-49591 and 811-2430)

                      (n)      Copy of Financial Data Schedule; +
                      (o)      Not applicable;

(p)                     Confomed copy of Power of Attorney; +

                         (i) Conformed copy of Power of Attorney of Treasurer of the Registrant (12); (ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant
                         (12);

                        (iii) Conformed copy of Power of Attorney of Director of
                         the Registrant; + (iv) Conformed copy of Power of Attorney of Director of the Registrant; +

                          (v) Conformed copy of Power of Attorney of
                              Director of the Registrant; +

Item 24.       Persons Controlled by or Under Common Control with Registrant:
               None

Item 25.       Indemnification: (9):

Item 26.  Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski



      +   All exhibits have been filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 70 on Form N-1A filed February 24, 1994. (File Nos. 2-49591 and 811-2430)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 76 filed February 26, 1997. (File Nos. 2-49591 and 811- 2430)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 78 on Form N-1A filed December 23, 1998. (File Nos. 2- 49591 and

    811-2430)

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Susan R. Hill
                                                      Stephen A. Keen
                                                      Robert K. Kinsey
                                                      Robert M. Kowit
                                                      Jeff A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      Jolanta M. Wysocka
                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Robert E. Cauley
                                                      Lee R. Cunningham, II
                                                      B. Anthony Delserone, Jr.
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      John T. Gentry
                                                      William R. Jamison
                                                      Constantine Kartsonsas
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Michael W. Sirianni
                                                      Leonardo A. Vila
                                                      Lori A. Wolff
                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine I. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Director, Chairman, Chief
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice
Federated Investors Tower           President,
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR              WITH REGISTRANT

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR              WITH REGISTRANT

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR              WITH REGISTRANT

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR              WITH REGISTRANT

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




               (c) Not applicable.

Item 30.       Location of Accounts and Records:

               Money Market Management, Inc.        Federated Investors Funds
               (Registrant)                         1001 Liberty Avenue
                                                    Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                                Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, PA 15237-7000

               Federated Shareholder

                 Services Company               P.O. Box 8600
               (Transfer Agent and Dividend     Boston, MA 02266-8600

               Disbursing Agent)

               Federated Services Company       Federated Investors Tower
               (Administrator)                  1001 Liberty Avenue

                                                Pittsburgh, PA 15222-3779

               Federated Advisers               Federated Investors Tower
               (Adviser)                        1001 Liberty Avenue

                                                Pittsburgh, PA 15222-3779

               State Street Bank and Trust      P.O. Box 8600
               Company                          Boston, MA 02266-8600

               (Custodian)

Item 31.       Management Services:  Not applicable.

Item 32.       Undertakings:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                    SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET MANAGEMENT, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of February, 1999.

                          MONEY MARKET MANAGEMENT, INC.

                      BY: /s/ Karen M. Brownlee
                      Karen M. Brownlee , Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      February 25, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE             DATE

By:  /s/ Karen M. Brownlee

     Karen M. Brownlee                   Attorney In Fact     February 25, 1999
     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Director
                                         (Chief Executive Officer)

J.      Christopher Donahue*             President and Director

Richard J. Thomas*                       Treasurer
                                         (Principal Financial and
                                         Accounting Officer)

William D. Dawson, III*                  Chief Investment Officer

Thomas G. Bigley*                        Director

Nicholas P. Constantakis*                Director

John T. Conroy, Jr.*                     Director

William J. Copeland*                     Director

John F. Cunningham*                      Director

Lawrence D. Ellis, M.D.*                 Director

Peter E. Madden*                         Director

Charles F. Mansfield*                    Director

John E. Murray, Jr.*                     Director

Marjorie P. Smuts*                       Director

John S. Walsh*                           Director

* By Power of Attorney